Leases - Summary of Changes in Assets Subject to Operating Lease (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes In Assets Subject To Operating Lease [Abstract]
Beginning balance	₩ 2,590,457	₩ 1,778,308
Acquisition	1,336,203	1,321,251
Depreciation	(462,394)	(388,895)	₩ (250,971)
Disposal	(202,542)	(138,189)
Others	24,202	17,982
Ending balance	₩ 3,285,926	₩ 2,590,457	₩ 1,778,308